SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Term of the options (years)	7 years	7 years
Minimum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Underlying value of ordinary shares	$ 7.65	$ 4.014
Exercise price	$ 2.61	$ 2.61
Expected volatility	45.80%	43.35%
Risk-free interest rate	0.78%	0.54%
Maximum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Underlying value of ordinary shares	$ 10.35	$ 7.200
Exercise price	$ 7.20	$ 3.15
Expected volatility	47.44%	45.00%
Risk-free interest rate	1.33%	1.55%